Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2025	Oct. 31, 2024
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.98%	3.16%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	3.26%	3.16%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | USD-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.00%	1.89%
FX rate	1.31	1.3
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | USD-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.34	1.31
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | EUR-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.47	1.46
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | GBP-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.74	1.7
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	68.85	69.11
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | USD-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.37	1.35
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CLP-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	0.0014	0.0014
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | MXN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	0.07	0.07
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | PEN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	0.38	0.36